Trade accounts payable and others	12 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Trade accounts payable and others

16. Trade accounts payable and others

	Note	2022	2021

Trade accounts payable (a)		80,426	75,224
Taxes payable	16.1	25,894	16,254
Dividends payable		123,540	75,441
Advances to customers		21,953	19,141
Other liabilities		1,627	830
Total current		253,440	186,890
Taxes payable	16.1	17,742	30,110
Other liabilities		6,091	4,792
Total noncurrent		23,833	34,902

(a)	The balance of trade accounts payable at June 30, 2022 and 2021 refers to the acquisition raw materials and provision of services in the year

16.1 Taxes Payable

	2022	2021

ISS payable	681	316
Withholding taxes	368	261
FUNRURAL payable	36	-
PIS and COFINS payable	3,988	5,108
IRPJ and CSLL payable	15,456	6,095
Tax on value added - IVA (Paraguay/Bolivia)	4,743	4,187
Other taxes payable	622	287
Current	25,894	16,254

PIS and COFINS payable	4,213	11,165
IRPJ and CSLL payable	3,556	9,421
Tax on value added - IVA (Paraguay/Bolivia)	9,973	9,524
Non current	17,742	30,110